Share-based compensation - Summary of Non Treasury Incentive Award Plan and Deferred Share Unit (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-Treasury Incentive Awards Plan [member]
Statement [Line Items]
Outstanding, beginning of year
Granted	1,120,660
Forfeited	(26,860)
Outstanding, end of year	1,093,800
Deferred Share Units Plan
Statement [Line Items]
Outstanding, beginning of year	2,087,580	847,100
Granted	239,754	1,297,669
Exercised	(308,835)	(57,189)
Outstanding, end of year	2,018,499	2,087,580